Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Fees	Total Payments
Total	$ 1,658,813	$ 710,062	$ 2,368,875
UNITED STATES | Government of the United States of America United States Nuclear Regulatory Commission
Total		41,835	41,835
UNITED STATES | Government of the United States of America Bureau of Land Management
Total		462,800	462,800
UNITED STATES | State of Wyoming Department of Environmental Quality
Total		178,073	178,073
UNITED STATES | State of Wyoming Office of State Lands and Investment
Total		11,812	11,812
UNITED STATES | State of Wyoming Deparment of Revenue
Total	1,498,855		1,498,855
UNITED STATES | Sweetwater County, Wyoming
Total	134,390	14,730	149,120
UNITED STATES | Carbon County, Wyoming
Total	24,583	765	25,348
UNITED STATES | Fremont County, Wyoming
Total	$ 985	$ 47	$ 1,032